Employee Benefit Expenses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) Individuals	Dec. 31, 2019 CNY (¥) Individuals	Dec. 31, 2018 CNY (¥) Individuals
Classes of employee benefits expense [abstract]
Wages and salaries	¥ 2,009,645	¥ 1,931,121	¥ 1,814,991
Social welfare costs	714,484	782,789	712,556
Others	419,090	433,462	374,029
Share-based payments granted to directors and employees	0	0	(13,004)
Total employee benefit expense	¥ 3,143,219	¥ 3,147,372	¥ 2,888,572
Number of individuals with the highest emoluments disclosed | Individuals	5	5	5